13. BORROWINGS AND FINANCING (Details 2) R$ in Thousands	Dec. 31, 2020 BRL (R$)
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 35,370,611
Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	25,372,025
National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	9,998,586
2022 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	4,155,483
2022 [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	1,873,204
2022 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	2,282,279
2023 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	5,542,647
2023 [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	2,683,224
2023 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	2,859,423
2023 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	8,603,471
2023 [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	5,567,133
2023 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	3,036,338
2024 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	1,416,308
2024 [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	178,033
2024 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	1,238,275
2025 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	68,595
2025 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	68,595
2026 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	3,186,608
2026 [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	3,118,021
2026 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	68,587
After 2026 [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	7,200,799
After 2026 [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	6,755,710
After 2026 [member] | National currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	445,089
Perpetual Bonds [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	5,196,700
Perpetual Bonds [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 5,196,700